Basic and Diluted Net Loss Per Share	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Basic and Diluted Net Loss Per Share [Abstract]
Basic and Diluted Net Loss Per Share
(20)	Basic and Diluted Net Loss Per Share
The Company uses the
two-class
method to calculate net loss per share. No dividends were declared or paid for the thirteen or thirty-nine weeks ended October 1, 2023 or for the three or nine months ended September 30, 2022. Undistributed earnings for each period are allocated to participating securities, including the redeemable convertible preferred stock, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for the redeemable convertible preferred stock to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.
The unaudited basic and diluted shares and net loss per share for the three and nine months ended September 30, 2022 have been retroactively restated to give effect to the conversion of shares of legal acquiree’s convertible instruments into shares of legal acquiree common stock as though the conversion had occurred as of the beginning of the period. The retroactive restatement is consistent with the presentation on the accompanying unaudited condensed consolidated statements of stockholders’ deficit.
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the thirteen and thirty-nine weeks ended October 1, 2023 and three and nine months ended September 30, 2022 (in thousands, except share and per share amounts):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Numerator:
Net loss from continuing operations	$(50,973)	$(4,146)	$(73,448)	$(10,809)
Net loss from discontinued operations	(155,909)	—	(168,458)	—

Net loss	$(206,882)	$(4,146)	$(241,906)	$(10,809)
Denominator:
Weighted average common shares outstanding, basic and diluted	39,821,078	13,431,410	16,969,979	13,053,367
Net loss per share:
Continuing operations – basic and diluted	$(1.28)	$(0.31)	$(4.33)	$(0.83)

Discontinued operations – basic and diluted	$(3.92)	$—	$(9.92)	$—

Net loss per share – basic and diluted	$(5.20)	$(0.31)	$(14.25)	$(0.83)

Basic and diluted net loss per share attributable to common stockholders is the same for the thirteen and thirty-nine weeks ended October 1, 2023 and three and nine months ended September 30, 2022 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of
	October 1, 2023	December 31, 2022
Common stock warrants	23,626,132	2,000,878
Preferred stock warrants	—	488,024
Stock options and RSUs issued and outstanding	7,013,514	2,430,949

Potential common shares excluded from diluted net loss per share	30,639,646	4,919,851

(19)	Basic and Diluted Net Loss Per Share
The Company computes net loss per share in accordance with ASC 260. No dividends were declared or paid for the years ended December 31, 2022 and December 31, 2021. Undistributed earnings for each period are allocated to participating securities, including the redeemable convertible preferred stock, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for the redeemable convertible preferred stock to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2022, 2021 and 2020 (in thousands, except share and per share amounts):

	Years Ended December 31,
	2022	2021	2020
Numerator:
Net loss from continuing operations	$(28,023)	$(9,282)	$(5,682)
Net loss from discontinued operations	(1,454)	—	—

Net loss	$(29,477)	$(9,282)	$(5,682)

Denominator:
Weighted average common shares outstanding, basic and diluted	22,524,400	11,990,015	9,760,018
Net loss per share:
Continuing operations – basic and diluted	$(1.24)	$(0.77)	$(0.58)
Discontinued operations – basic and diluted	$(0.07)	$—	$—
Net loss per share – basic and diluted	$(1.31)	$(0.77)	$(0.58)
Basic and diluted net loss per share attributable to common stockholders is the same for the years ended December 31, 2022, 2021 and 2020 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented.
The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2022	2021	2020
Stock options issued and outstanding	4,970,419	2,135,464	1,968,590
Convertible notes	1,912,493	1,618,585	812,531
Preferred stock warrants	1,152,790	488,024	488,024
SAFE agreements	—	388,785	19,562
Common stock warrants	43,135	4,999	—

Potential common shares excluded from diluted net loss per share	8,078,837	4,635,857	3,288,706